UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS BATTERYMARCH S&P 500 INDEX FUND

FORM N-Q

JUNE 30, 2015

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited)	June 30, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.4%
BorgWarner Inc.	3,215	$182,741
Delphi Automotive PLC	3,900	331,851
Goodyear Tire & Rubber Co.	2,499	75,345
Johnson Controls Inc.	8,868	439,232

Total Auto Components		1,029,169

Automobiles - 0.6%
Ford Motor Co.	52,535	788,550
General Motors Co.	18,400	613,272
Harley-Davidson Inc.	2,705	152,427

Total Automobiles		1,554,249

Distributors - 0.1%
Genuine Parts Co.	2,169	194,191

Diversified Consumer Services - 0.1%
H&R Block Inc.	3,868	114,686

Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	6,183	305,378
Chipotle Mexican Grill Inc.	438	264,986	*
Darden Restaurants Inc.	1,851	131,569
Marriott International Inc., Class A Shares	3,119	232,022
McDonald’s Corp.	13,165	1,251,597
Royal Caribbean Cruises Ltd.	2,300	180,987
Starbucks Corp.	19,726	1,057,609
Starwood Hotels & Resorts Worldwide Inc.	1,907	154,639
Wyndham Worldwide Corp.	1,807	148,011
Wynn Resorts Ltd.	1,143	112,780
Yum! Brands Inc.	5,848	526,788

Total Hotels, Restaurants & Leisure		4,366,366

Household Durables - 0.5%
D.R. Horton Inc.	4,017	109,905
Garmin Ltd.	1,734	76,175
Harman International Industries Inc.	957	113,825
Leggett & Platt Inc.	1,959	95,364
Lennar Corp., Class A Shares	2,480	126,579
Mohawk Industries Inc.	862	164,556	*
Newell Rubbermaid Inc.	3,935	161,768
PulteGroup Inc.	4,842	97,566
Whirlpool Corp.	1,093	189,144

Total Household Durables		1,134,882

Internet & Catalog Retail - 1.5%
Amazon.com Inc.	5,148	2,234,695	*
Expedia Inc.	1,443	157,792
Netflix Inc.	844	554,457	*
Priceline Group Inc.	635	731,120	*
TripAdvisor Inc.	1,646	143,433	*

Total Internet & Catalog Retail		3,821,497

Leisure Products - 0.1%
Hasbro Inc.	1,644	122,955
Mattel Inc.	4,801	123,337

Total Leisure Products		246,292

Media - 3.6%
Cablevision Systems Corp., New York Group, Class A Shares	3,020	72,299
CBS Corp., Class B Shares	5,985	332,168
Comcast Corp., Class A Shares	33,770	2,030,928
DIRECTV	6,984	648,045	*
Discovery Communications Inc., Class A Shares	1,990	66,187	*

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Media - (continued)
Discovery Communications Inc., Class C Shares	3,790	$117,793	*
Gannett Co. Inc.	1	7	*
Interpublic Group of Cos. Inc.	5,982	115,273
News Corp., Class A Shares	7,025	102,495	*
Omnicom Group Inc.	2,942	204,440
Scripps Networks Interactive, Class A Shares	1,253	81,909
TEGNA Inc.	3,207	102,849
Time Warner Cable Inc.	3,584	638,561
Time Warner Inc.	10,893	952,157
Twenty-First Century Fox Inc., Class A Shares	24,068	783,293
Viacom Inc., Class B Shares	4,857	313,956
Walt Disney Co.	21,286	2,429,584

Total Media		8,991,944

Multiline Retail - 0.8%
Dollar General Corp.	4,156	323,087
Dollar Tree Inc.	2,935	231,836	*
Family Dollar Stores Inc.	1,348	106,236
Kohl’s Corp.	2,839	177,750
Macy’s Inc.	4,198	283,239
Nordstrom Inc.	2,019	150,415
Target Corp.	8,616	703,324

Total Multiline Retail		1,975,887

Specialty Retail - 2.3%
AutoNation Inc.	890	56,052	*
AutoZone Inc.	376	250,755	*
Bed Bath & Beyond Inc.	2,604	179,624	*
Best Buy Co. Inc.	3,856	125,744
CarMax Inc.	2,749	182,011	*
GameStop Corp., Class A Shares	1,634	70,197
Gap Inc.	3,737	142,641
Home Depot Inc.	17,666	1,963,223
L Brands Inc.	3,440	294,911
Lowe’s Cos. Inc.	13,154	880,923
O’Reilly Automotive Inc.	1,201	271,402	*
Ross Stores Inc.	5,064	246,161
Staples Inc.	9,180	140,546
Tiffany & Co.	1,554	142,657
TJX Cos. Inc.	8,933	591,097
Tractor Supply Co.	1,969	177,092
Urban Outfitters Inc.	1,538	53,830	*

Total Specialty Retail		5,768,866

Textiles, Apparel & Luxury Goods - 0.9%
Coach Inc.	3,915	135,498
Fossil Group Inc.	679	47,096	*
Hanesbrands Inc.	4,800	159,936
Michael Kors Holdings Ltd.	2,800	117,852	*
NIKE Inc., Class B Shares	9,493	1,025,434
PVH Corp.	1,151	132,595
Ralph Lauren Corp.	834	110,388
Under Armour Inc., Class A Shares	2,300	191,912	*
V.F. Corp.	4,670	325,686

Total Textiles, Apparel & Luxury Goods		2,246,397

TOTAL CONSUMER DISCRETIONARY		31,444,426

CONSUMER STAPLES - 9.3%
Beverages - 2.1%
Brown-Forman Corp., Class B Shares	1,987	199,058
Coca-Cola Co.	53,452	2,096,922
Coca-Cola Enterprises Inc.	2,752	119,547
Constellation Brands Inc., Class A Shares	2,360	273,807
Dr. Pepper Snapple Group Inc.	2,747	200,256
Molson Coors Brewing Co., Class B Shares	2,234	155,956
Monster Beverage Corp.	1,900	254,638	*
PepsiCo Inc.	19,877	1,855,319

Total Beverages		5,155,503

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	5,803	$783,753
CVS Health Corp.	15,181	1,592,183
Kroger Co.	6,786	492,053
Sysco Corp.	7,652	276,237
Wal-Mart Stores Inc.	21,523	1,526,627
Walgreens Boots Alliance Inc.	11,632	982,206
Whole Foods Market Inc.	4,776	188,366

Total Food & Staples Retailing		5,841,425

Food Products - 1.7%
Archer-Daniels-Midland Co.	8,788	423,757
Campbell Soup Co.	2,523	120,221
ConAgra Foods Inc.	5,930	259,260
General Mills Inc.	7,911	440,801
Hershey Co.	2,116	187,964
Hormel Foods Corp.	1,899	107,047
J.M. Smucker Co.	1,463	158,604
Kellogg Co.	3,223	202,082
Keurig Green Mountain Inc.	1,622	124,294
Kraft Foods Group Inc.	7,951	676,948
McCormick & Co. Inc., Non Voting Shares	1,850	149,757
Mead Johnson Nutrition Co., Class A Shares	2,761	249,097
Mondelez International Inc., Class A Shares	21,755	895,001
Tyson Foods Inc., Class A Shares	3,792	161,653

Total Food Products		4,156,486

Household Products - 1.7%
Clorox Co.	1,833	190,669
Colgate-Palmolive Co.	11,515	753,196
Kimberly-Clark Corp.	4,853	514,272
Procter & Gamble Co.	36,450	2,851,848

Total Household Products		4,309,985

Personal Products - 0.1%
Estee Lauder Cos. Inc., Class A Shares	3,106	269,166

Tobacco - 1.3%
Altria Group Inc.	26,213	1,282,078
Philip Morris International Inc.	20,662	1,656,472
Reynolds American Inc.	5,360	400,178

Total Tobacco		3,338,728

TOTAL CONSUMER STAPLES		23,071,293

ENERGY - 7.8%
Energy Equipment & Services - 1.3%
Baker Hughes Inc.	5,667	349,654
Cameron International Corp.	2,658	139,199	*
Diamond Offshore Drilling Inc.	981	25,320
Ensco PLC, Class A Shares	3,300	73,491
FMC Technologies Inc.	3,330	138,162	*
Halliburton Co.	11,204	482,556
Helmerich & Payne Inc.	1,517	106,827
National-Oilwell Varco Inc.	5,645	272,541
Noble Corp. PLC	3,585	55,173
Schlumberger Ltd.	17,343	1,494,793
Transocean Ltd.	4,788	77,183

Total Energy Equipment & Services		3,214,899

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 6.5%
Anadarko Petroleum Corp.	6,806	$531,276
Apache Corp.	5,268	303,595
Cabot Oil & Gas Corp.	5,957	187,884
Chesapeake Energy Corp.	7,142	79,776
Chevron Corp.	25,633	2,472,816
Cimarex Energy Co.	1,200	132,372
ConocoPhillips	16,396	1,006,878
CONSOL Energy Inc.	3,233	70,285
Devon Energy Corp.	5,403	321,425
EOG Resources Inc.	7,406	648,395
EQT Corp.	2,129	173,173
Exxon Mobil Corp.	56,660	4,714,112
Hess Corp.	2,755	184,254
Kinder Morgan Inc.	22,957	881,319
Marathon Oil Corp.	9,432	250,325
Marathon Petroleum Corp.	7,768	406,344
Murphy Oil Corp.	2,429	100,974
Newfield Exploration Co.	1,923	69,459	*
Noble Energy Inc.	5,078	216,729
Occidental Petroleum Corp.	10,111	786,333
ONEOK Inc.	2,931	115,716
Phillips 66	7,448	600,011
Pioneer Natural Resources Co.	2,016	279,599
Range Resources Corp.	2,309	114,018
Southwestern Energy Co.	4,979	113,173	*
Spectra Energy Corp.	9,454	308,200
Tesoro Corp.	1,859	156,918
Valero Energy Corp.	6,912	432,691
Williams Cos. Inc.	9,255	531,145

Total Oil, Gas & Consumable Fuels		16,189,195

TOTAL ENERGY		19,404,094

FINANCIALS - 16.4%
Banks - 6.1%
Bank of America Corp.	140,085	2,384,247
BB&T Corp.	8,929	359,928
Citigroup Inc.	41,336	2,283,401
Comerica Inc.	2,568	131,790
Fifth Third Bancorp	8,811	183,445
Huntington Bancshares Inc.	11,725	132,610
JPMorgan Chase & Co.	50,021	3,389,423
KeyCorp	12,547	188,456
M&T Bank Corp.	1,849	230,995
People’s United Financial Inc.	4,395	71,243
PNC Financial Services Group Inc.	7,034	672,802
Regions Financial Corp.	17,325	179,487
SunTrust Banks Inc.	6,843	294,386
U.S. Bancorp	24,311	1,055,097
Wells Fargo & Co.	63,348	3,562,691
Zions Bancorporation	2,608	82,765

Total Banks		15,202,766

Capital Markets - 2.3%
Affiliated Managers Group Inc.	800	174,880	*
Ameriprise Financial Inc.	2,492	311,326
Bank of New York Mellon Corp.	14,812	621,660
BlackRock Inc.	1,672	578,478
Charles Schwab Corp.	15,687	512,180
E*TRADE Financial Corp.	4,052	121,357	*
Franklin Resources Inc.	5,295	259,614

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc.	5,440	$1,135,818
Invesco Ltd.	6,174	231,463
Morgan Stanley	20,688	802,487
Northern Trust Corp.	2,447	187,098
State Street Corp.	5,789	445,753
T. Rowe Price Group Inc.	3,697	287,368

Total Capital Markets		5,669,482

Consumer Finance - 0.8%
American Express Co.	11,592	900,930
Capital One Financial Corp.	7,480	658,016
Discover Financial Services	6,266	361,047
Navient Corp.	6,048	110,134

Total Consumer Finance		2,030,127

Diversified Financial Services - 2.1%
Berkshire Hathaway Inc., Class B Shares	24,595	3,347,625	*
CME Group Inc.	4,452	414,303
Intercontinental Exchange Inc.	1,521	340,111
Leucadia National Corp.	4,418	107,269
McGraw Hill Financial Inc.	3,779	379,601
Moody’s Corp.	2,253	243,234
Nasdaq OMX Group Inc.	1,649	80,488
Principal Financial Group Inc.	3,877	198,851

Total Diversified Financial Services		5,111,482

Insurance - 2.6%
ACE Ltd.	4,350	442,308
AFLAC Inc.	5,431	337,808
Allstate Corp.	5,907	383,187
American International Group Inc.	18,254	1,128,462
Aon PLC	3,928	391,543
Assurant Inc.	1,010	67,670
Chubb Corp.	2,965	282,090
Cincinnati Financial Corp.	2,076	104,174
Genworth Financial Inc., Class A Shares	6,988	52,899	*
Hartford Financial Services Group Inc.	5,696	236,783
Lincoln National Corp.	3,720	220,299
Loews Corp.	3,018	116,223
Marsh & McLennan Cos. Inc.	7,336	415,951
MetLife Inc.	14,549	814,599
Progressive Corp.	7,726	215,015
Prudential Financial Inc.	6,231	545,337
Torchmark Corp.	1,873	109,046
Travelers Cos. Inc.	4,349	420,374
Unum Group	3,660	130,845
XL Group PLC	3,195	118,854

Total Insurance		6,533,467

Real Estate Investment Trusts (REITs) - 2.4%
American Tower Corp.	5,273	491,918
Apartment Investment and Management Co., Class A Shares	2,061	76,113
AvalonBay Communities Inc.	1,716	274,337
Boston Properties Inc.	2,159	261,325
Crown Castle International Corp.	4,712	378,374
Equinix Inc.	700	177,800
Equity Residential	4,737	332,395
Essex Property Trust Inc.	892	189,550
General Growth Properties Inc.	8,600	220,676

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - (continued)
HCP Inc.	6,449	$235,195
Health Care REIT Inc.	4,491	294,744
Host Hotels & Resorts Inc.	10,675	211,685
Iron Mountain Inc.	2,578	79,918
Kimco Realty Corp.	5,780	130,281
Macerich Co.	1,983	147,932
Plum Creek Timber Co. Inc.	2,499	101,384
Prologis Inc.	6,448	239,221
Public Storage Inc.	1,939	357,493
Realty Income Corp.	3,100	137,609
Simon Property Group Inc.	4,133	715,092
SL Green Realty Corp.	1,600	175,824
Ventas Inc.	4,151	257,736
Vornado Realty Trust	2,157	204,764
Weyerhaeuser Co.	7,347	231,431

Total Real Estate Investment Trusts (REITs)		5,922,797

Real Estate Management & Development - 0.1%
CBRE Group Inc., Class A Shares	3,934	145,558	*

Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp Inc.	6,709	66,285

TOTAL FINANCIALS		40,681,964

HEALTH CARE - 15.4%
Biotechnology - 3.2%
Alexion Pharmaceuticals Inc.	2,890	522,425	*
Amgen Inc.	10,350	1,588,932
Biogen Inc.	3,235	1,306,746	*
Celgene Corp.	10,756	1,244,846	*
Gilead Sciences Inc.	20,000	2,341,600
Regeneron Pharmaceuticals Inc.	1,011	515,741	*
Vertex Pharmaceuticals Inc.	3,326	410,695	*

Total Biotechnology		7,930,985

Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	20,268	994,753
Baxter International Inc.	7,362	514,825
Becton, Dickinson & Co.	2,745	388,829
Boston Scientific Corp.	18,681	330,654	*
C.R. Bard Inc.	995	169,847
DENTSPLY International Inc.	2,000	103,100
Edwards Lifesciences Corp.	1,513	215,497	*
Hospira Inc.	2,348	208,291	*
Intuitive Surgical Inc.	438	212,211	*
Medtronic PLC	19,149	1,418,941
St. Jude Medical Inc.	4,003	292,499
Stryker Corp.	4,158	397,380
Varian Medical Systems Inc.	1,461	123,206	*
Zimmer Biomet Holdings Inc.	2,389	260,950

Total Health Care Equipment & Supplies		5,630,983

Health Care Providers & Services - 3.0%
Aetna Inc.	4,817	613,975
AmerisourceBergen Corp.	2,833	301,261
Anthem Inc.	3,585	588,442
Cardinal Health Inc.	4,237	354,425
CIGNA Corp.	3,560	576,720
DaVita HealthCare Partners Inc.	2,497	198,436	*
Express Scripts Holding Co.	9,847	875,792	*
HCA Holdings Inc.	4,200	381,024	*
Henry Schein, Inc.	1,200	170,544	*
Humana Inc.	1,973	377,395
Laboratory Corporation of America Holdings	1,203	145,828	*
McKesson Corp.	3,147	707,477
Patterson Cos. Inc.	1,158	56,337
Quest Diagnostics Inc.	2,036	147,651
Tenet Healthcare Corp.	1,368	79,180	*
UnitedHealth Group Inc.	13,055	1,592,710
Universal Health Services Inc., Class B Shares	1,200	170,520

Total Health Care Providers & Services		7,337,717

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Health Care Technology - 0.1%
Cerner Corp.	4,173	$288,187	*

Life Sciences Tools & Services - 0.4%
Agilent Technologies Inc.	4,704	181,480
PerkinElmer Inc.	1,592	83,803
Thermo Fisher Scientific Inc.	5,227	678,256
Waters Corp.	1,201	154,184	*

Total Life Sciences Tools & Services		1,097,723

Pharmaceuticals - 6.4%
AbbVie Inc.	23,243	1,561,697
Allergan PLC	5,284	1,603,483	*
Bristol-Myers Squibb Co.	22,592	1,503,272
Eli Lilly & Co.	13,200	1,102,068
Endo International PLC	2,600	207,090	*
Johnson & Johnson	37,707	3,674,924
Mallinckrodt PLC	1,600	188,352	*
Merck & Co. Inc.	38,784	2,207,973
Mylan NV	5,247	356,062	*
Perrigo Co. PLC	1,887	348,774
Pfizer Inc.	83,544	2,801,230
Zoetis Inc.	7,000	337,540

Total Pharmaceuticals		15,892,465

TOTAL HEALTH CARE		38,178,060

INDUSTRIALS - 10.1%
Aerospace & Defense - 2.6%
Boeing Co.	8,948	1,241,267
General Dynamics Corp.	4,387	621,594
Honeywell International Inc.	10,562	1,077,007
L-3 Communications Holdings Inc.	1,211	137,303
Lockheed Martin Corp.	3,709	689,503
Northrop Grumman Corp.	2,758	437,502
Precision Castparts Corp.	1,949	389,547
Raytheon Co.	3,937	376,692
Rockwell Collins Inc.	1,907	176,111
United Technologies Corp.	10,878	1,206,696

Total Aerospace & Defense		6,353,222

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide Inc.	2,094	130,645
Expeditors International of Washington Inc.	2,859	131,814
FedEx Corp.	3,441	586,346
Ryder System Inc.	753	65,789
United Parcel Service Inc., Class B Shares	9,525	923,068

Total Air Freight & Logistics		1,837,662

Airlines - 0.5%
American Airlines Group Inc.	9,800	391,363
Delta Air Lines Inc.	11,482	471,681
Southwest Airlines Co.	8,703	287,982

Total Airlines		1,151,026

Building Products - 0.1%
Allegion PLC	1,271	76,438
Masco Corp.	5,028	134,097

Total Building Products		210,535

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Commercial Services & Supplies - 0.4%
ADT Corp.	2,547	$85,503
Cintas Corp.	1,421	120,202
Pitney Bowes Inc.	2,857	59,454
Republic Services Inc.	3,215	125,932
Stericycle Inc.	1,201	160,826	*
Tyco International PLC	5,893	226,763
Waste Management Inc.	5,155	238,934

Total Commercial Services & Supplies		1,017,614

Construction & Engineering - 0.1%
Fluor Corp.	1,762	93,404
Jacobs Engineering Group Inc.	1,861	75,594	*
Quanta Services Inc.	3,071	88,506	*

Total Construction & Engineering		257,504

Electrical Equipment - 0.6%
AMETEK Inc.	3,457	189,375
Eaton Corp. PLC	6,305	425,524
Emerson Electric Co.	9,517	527,527
Rockwell Automation Inc.	1,758	219,117
Roper Technologies Inc.	1,404	242,134

Total Electrical Equipment		1,603,677

Industrial Conglomerates - 2.1%
3M Co.	8,581	1,324,048
General Electric Co.	135,537	3,601,218
Textron Inc.	3,985	177,851

Total Industrial Conglomerates		5,103,117

Machinery - 1.7%
Caterpillar Inc.	7,998	678,390
Cummins Inc.	2,050	268,939
Danaher Corp.	8,474	725,290
Deere & Co.	4,216	409,163
Dover Corp.	1,999	140,290
Flowserve Corp.	1,941	102,213
Illinois Tool Works Inc.	4,414	405,161
Ingersoll-Rand PLC	3,648	245,948
Joy Global Inc.	1,428	51,694
PACCAR Inc.	4,998	318,922
Pall Corp.	1,549	192,773
Parker Hannifin Corp.	1,504	174,960
Pentair PLC	2,385	163,969
Snap-on Inc.	819	130,426
Stanley Black & Decker Inc.	2,195	231,002
Xylem Inc.	2,564	95,047

Total Machinery		4,334,187

Professional Services - 0.2%
Dun & Bradstreet Corp.	531	64,782
Equifax Inc.	1,721	167,092
Nielsen NV	4,000	179,080
Robert Half International Inc.	1,940	107,670

Total Professional Services		518,624

Road & Rail - 0.9%
CSX Corp.	13,514	441,232
J.B. Hunt Transport Services Inc.	1,300	106,717
Kansas City Southern	1,555	141,816
Norfolk Southern Corp.	4,169	364,204
Union Pacific Corp.	12,040	1,148,255

Total Road & Rail		2,202,224

Trading Companies & Distributors - 0.2%
Fastenal Co.	3,852	162,477
United Rentals Inc.	1,300	113,906	*
W. W. Grainger Inc.	864	204,466

Total Trading Companies & Distributors		480,849

TOTAL INDUSTRIALS		25,070,241

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 1.6%
Cisco Systems Inc.	69,569	$1,910,365
F5 Networks Inc.	1,064	128,053	*
Harris Corp.	1,507	115,903
Juniper Networks Inc.	5,369	139,433
Motorola Solutions Inc.	2,757	158,086
QUALCOMM Inc.	22,556	1,412,682

Total Communications Equipment		3,864,522

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A Shares	3,962	229,677
Corning Inc.	17,238	340,106
FLIR Systems Inc.	1,988	61,270
TE Connectivity Ltd.	5,400	347,220

Total Electronic Equipment, Instruments & Components		978,273

Internet Software & Services - 3.3%
Akamai Technologies Inc.	2,518	175,807	*
eBay Inc.	15,238	917,937	*
Facebook Inc., Class A Shares	28,400	2,435,726	*
Google Inc., Class A Shares	3,882	2,096,435	*
Google Inc., Class C Shares	3,892	2,025,825	*
VeriSign Inc.	1,372	84,680	*
Yahoo! Inc.	11,643	457,454	*

Total Internet Software & Services		8,193,864

IT Services - 2.6%
Accenture PLC, Class A Shares	8,686	840,631
Alliance Data Systems Corp.	750	218,955	*
Automatic Data Processing Inc.	6,497	521,254
Cognizant Technology Solutions Corp., Class A Shares	8,069	492,935	*
Computer Sciences Corp.	2,055	134,890
Fidelity National Information Services Inc.	4,100	253,380
Fiserv Inc.	2,890	239,379	*
MasterCard Inc., Class A Shares	13,195	1,233,469
Paychex Inc.	4,572	214,335
Teradata Corp.	2,328	86,136	*
Total System Services Inc.	2,332	97,408
Visa Inc., Class A Shares	26,604	1,786,459
Western Union Co.	7,730	157,151
Xerox Corp.	13,913	148,034

Total IT Services		6,424,416

Semiconductors & Semiconductor Equipment - 2.4%
Altera Corp.	3,280	167,936
Analog Devices Inc.	4,409	282,992
Applied Materials Inc.	17,085	328,374
Avago Technologies Ltd.	3,500	465,255
Broadcom Corp., Class A Shares	7,187	370,059
First Solar Inc.	994	46,698	*
Intel Corp.	63,840	1,941,694
KLA-Tencor Corp.	2,350	132,094
Lam Research Corp.	2,290	186,291
Linear Technology Corp.	3,328	147,197
Microchip Technology Inc.	2,809	133,217
Micron Technology Inc.	14,966	281,959	*
NVIDIA Corp.	6,519	131,097
Qorvo Inc.	2,000	160,540	*
Skyworks Solutions Inc.	2,600	270,660
Texas Instruments Inc.	14,295	736,335
Xilinx Inc.	3,765	166,262

Total Semiconductors & Semiconductor Equipment		5,948,660

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Software - 3.7%
Adobe Systems Inc.	6,553	$530,858	*
Autodesk Inc.	3,205	160,490	*
CA Inc.	4,548	133,211
Citrix Systems Inc.	2,093	146,845	*
Electronic Arts Inc.	4,338	288,477	*
Intuit Inc.	3,497	352,393
Microsoft Corp.	109,259	4,823,785
Oracle Corp.	42,652	1,718,876
Red Hat Inc.	2,674	203,037	*
Salesforce.com Inc.	7,918	551,330	*
Symantec Corp.	9,756	226,827

Total Software		9,136,129

Technology Hardware, Storage & Peripherals - 5.6%
Apple Inc.	78,281	9,818,395
EMC Corp.	27,475	725,065
Hewlett-Packard Co.	24,135	724,291
International Business Machines Corp.	12,309	2,002,182
NetApp Inc.	4,073	128,544
SanDisk Corp.	2,881	167,732
Seagate Technology PLC	4,238	201,305
Western Digital Corp.	2,967	232,672

Total Technology Hardware, Storage & Peripherals		14,000,186

TOTAL INFORMATION TECHNOLOGY		48,546,050

MATERIALS - 3.2%
Chemicals - 2.4%
Air Products & Chemicals Inc.	2,586	353,842
Airgas Inc.	939	99,327
CF Industries Holdings Inc.	3,410	219,195
Dow Chemical Co.	15,052	770,211
E.I. du Pont de Nemours & Co.	12,378	791,573
Eastman Chemical Co.	2,151	175,995
Ecolab Inc.	3,818	431,701
FMC Corp.	1,875	98,531
International Flavors & Fragrances Inc.	1,147	125,356
LyondellBasell Industries NV, Class A Shares	5,600	579,712
Monsanto Co.	6,505	693,368
Mosaic Co.	4,383	205,343
PPG Industries Inc.	3,708	425,382
Praxair Inc.	3,747	447,954
Sherwin-Williams Co.	1,002	275,570
Sigma-Aldrich Corp.	1,685	234,805

Total Chemicals		5,927,865

Construction Materials - 0.1%
Martin Marietta Materials Inc.	900	127,359
Vulcan Materials Co.	1,842	154,599

Total Construction Materials		281,958

Containers & Packaging - 0.3%
Avery Dennison Corp.	1,354	82,513
Ball Corp.	1,983	139,107
MeadWestvaco Corp.	4,500	212,355
Owens-Illinois Inc.	2,324	53,313	*
Sealed Air Corp.	2,768	142,220

Total Containers & Packaging		629,508

Metals & Mining - 0.3%
Alcoa Inc.	16,703	186,239
Allegheny Technologies Inc.	1,522	45,964
Freeport-McMoRan Inc.	13,349	248,558
Newmont Mining Corp.	7,024	164,081
Nucor Corp.	4,491	197,918

Total Metals & Mining		842,760

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Paper & Forest Products - 0.1%
International Paper Co.	5,690	$270,787

TOTAL MATERIALS		7,952,878

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T Inc.	70,353	2,498,938
CenturyLink Inc.	7,553	221,907
Frontier Communications Corp.	14,096	69,775
Level 3 Communications Inc.	3,900	205,413	*
Verizon Communications Inc.	55,619	2,592,402

TOTAL TELECOMMUNICATION SERVICES		5,588,435

UTILITIES - 2.8%
Electric Utilities - 1.5%
American Electric Power Co. Inc.	6,481	343,299
Duke Energy Corp.	9,366	661,427
Edison International	4,596	255,446
Entergy Corp.	2,519	177,590
Eversource Energy	4,450	202,074
Exelon Corp.	11,396	358,062
FirstEnergy Corp.	5,907	192,273
NextEra Energy Inc.	5,650	553,869
Pepco Holdings Inc.	3,534	95,206
Pinnacle West Capital Corp.	1,555	88,464
PPL Corp.	8,898	262,224
Southern Co.	12,026	503,889

Total Electric Utilities		3,693,823

Gas Utilities - 0.0%
AGL Resources Inc.	1,363	63,461

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	9,293	123,225
NRG Energy Inc.	4,588	104,974

Total Independent Power and Renewable Electricity Producers		228,199

Multi-Utilities - 1.2%
Ameren Corp.	3,423	128,979
CenterPoint Energy Inc.	6,050	115,131
CMS Energy Corp.	3,763	119,814
Consolidated Edison Inc.	4,132	239,160
Dominion Resources Inc.	7,903	528,474
DTE Energy Co.	2,499	186,525
NiSource Inc.	4,429	201,918
PG&E Corp.	6,456	316,990
Public Service Enterprise Group Inc.	7,140	280,459
SCANA Corp.	1,991	100,844
Sempra Energy	3,206	317,202
TECO Energy Inc.	2,891	51,055
WEC Energy Group Inc.	4,489	201,852
Xcel Energy Inc.	7,030	226,225

Total Multi-Utilities		3,014,628

TOTAL UTILITIES		7,000,111

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $133,622,152)		246,937,552

See Notes to Schedule of Investments.

QS BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $649,537)	0.103%	649,537	$649,537

TOTAL INVESTMENTS - 99.9% (Cost - $134,271,689#)			247,587,089
Other Assets in Excess of Liabilities - 0.1%			228,848

TOTAL NET ASSETS - 100.0%			$247,815,937

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Batterymarch S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$246,937,552	—	—	$246,937,552

Short-term investments†	649,537	—	—	649,537

Total investments	$247,587,089	—	—	$247,587,089

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$14,654	—	—	$14,654

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At June 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$121,605,492
Gross unrealized depreciation	(8,290,092)

Net unrealized appreciation	$113,315,400

At June 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini S&P 500 Index	9	9/15	$939,134	$924,480	$(14,654)

Notes to Schedule of Investments (unaudited) (continued)

3. Transactions with affiliated companies

The Fund invests in securities that are components of the S&P 500 Index. Legg Mason Inc. is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Legg Mason Inc. were made in accordance to its proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Legg Mason Inc. for the period ended June 30, 2015:

Company	Affiliate Value at 9/30/14	Purchased		Sold		Dividend Income	Affiliate Value at 6/30/15	Realized Loss
		Cost	Shares/Par	Cost	Shares/Par
Legg Mason Inc	$75,614	—	—	$185,548	1,478	$473	—	$(105,584)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 21, 2015